As filed with the Securities and Exchange Commission on May 16, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Gino Malaspina
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – March 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager's Report to Shareholders (Unaudited)

March 31, 2017
Dear Shareholders,

As we noted in our annual report a year ago (3/31/16), the "rush to comfort" stocks in 2015 "worked against us" during that period.  The safety-seeking investor mood in 2015 was ideal for index investments – defensive, larger capitalization stocks with low beta (tight-to-market volatility) and reasonable yields.  We noted that the successful investments at that time were psychologically comforting but economically discomforting. We reiterated at that time our belief that the more volatile and higher earning stocks that were out of favor in 2015 presented a higher risk/return opportunity.

In February 2016, the market started to recognize and react to the above noted extremes.  After the November 8 elections, the market reaction accelerated.  Following our long term contrarian discipline, we chose the more discomforting course, overweighting our funds ("Funds") with more cyclical and economically sensitive stocks (high beta) and lower multiple, value oriented investments (low P/E).  For the last two calendar years, note the dramatic change in these performance attributes from our Fundametrics® research system -- see boxed area.
Past performance is not indicative to future results. Data does not reflect that of the CornerCap Group of Funds.

In the current fiscal year, the absolute returns for the CornerCap Group of Funds realized a nice recovery from the challenges of the prior year.  For our equity Funds, the CornerCap Large/Mid-Cap Value Fund was up 17.31% and the CornerCap Small Cap Value Fund – Investor Shares was up 24.40%.  However, our equity Funds were below their benchmarks, which were up 19.22% and 29.37%, respectively.  In the first half of 2016, there was a tug of war between

Annual Report I March 31, 2017	1

Manager's Report to Shareholders (Unaudited)

March 31, 2017
value and defense stocks, culminating with the Brexit vote in late June.  We did not see a strong move toward value stocks until the second half of the year, led by the out-of-favor cyclical investments.

Our more conservative CornerCap Balanced Fund was up 12.46%, versus a benchmark return of 0.42%.  This outperformance can mostly be attributed to our fixed income investments.  We were much more conservatively structured than the benchmark, a positioning that helped us as bond rates rose following the Trump election.

The performance data quoted represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.  To obtain performance as of the most recent month end, please call (888) 813-8637.  The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost.  The gross expense ratios for the funds are as follows: 1.30% for CSCVX and CMCRX, and 1.22% for CBLFX.

The Funds charge a 1.00% redemption fee for shares redeemed within 60 days of purchase.

The Funds' investment adviser, CornerCap Investment Counsel, continues to waive a portion of its advisory fee in order to limit and fix the Funds' net expense ratios to a specific, lower cost to the shareholders. The expense ratio for the Large/Mid-Cap and Balanced Funds is 1.00%/year and is 1.30%/year for the Small Cap Fund. The Adviser has contractually agreed to waive fees and reimburse the Balanced Fund and the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2017 without the Board of Trustees' approval. This pricing is consistent with our goal of attracting long term investors.

2	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2017
•	This requires that CornerCap keeps the cost down to create a successful long term net return.
•	This requires that our Funds' shareholders establish the appropriate level of risk and maintain patience through the unavoidable market cycles.

CornerCap Group of Funds growth potential is based on its performance and your referrals.  If you know of a situation where we might be helpful, please give someone at CornerCap a call or an email.  Thank you for being a shareholder of our Funds.

CornerCap Investment Counsel March 31, 2017

The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2017 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter.  These views are intended to help shareholders in understanding each fund's investment methodology and do not constitute investment advice. Past performance does not guarantee future results.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate.  Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors.  The balanced fund is subject to the same risks as the underlying bonds in its portfolio, such as credit, prepayment, call and interest rate risk.  As interest rates rise the value of bond prices will decline. If a Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.  Price-to-Earnings Ratio (P/E Ratio) — Current share price of a stock divided by its earnings per share.  The Price-to-Book ratio (P/B Ratio) is a ratio used to compare a stock's market value to its book value.

Annual Report I March 31, 2017	3

Manager's Report to Shareholders (Unaudited)

March 31, 2017

4	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2017

Annual Report I March 31, 2017	5

Manager's Report to Shareholders (Unaudited)

March 31, 2017
6	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2017
Annual Report I March 31, 2017	7

Manager's Report to Shareholders (Unaudited)

March 31, 2017

8	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2017
Annual Report I March 31, 2017	9

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016, through March 31, 2017.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	October 1, 2016	March 31, 2017	Period(a)
CornerCap Balanced
Actual	$1,000.00	$1,076.26	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

CornerCap Small-Cap Value
Investor Shares
Actual	$1,000.00	$1,130.94	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54
Institutional Shares
Actual	$1,000.00	$1,131.98	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

CornerCap Large/Mid-Cap Value
Actual	$1,000.00	$1,123.20	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

10	www.cornercapfunds.com

Fund Expenses (Unaudited)

(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period's annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund; 1.30% for CornerCap Small-Cap Value Fund - Investor Shares; 1.00% for CornerCap Small-Cap Value Fund – Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.
Annual Report I March 31, 2017	11

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Shares	Fair Value
COMMON STOCK (60.2%)
Aerospace & Defense (1.9%)
Rockwell Collins, Inc.	2,060	$200,149
The Boeing Co.	1,155	204,273
United Technologies Corp.	1,560	175,048
		579,470
Agriculture (0.6%)
Bunge, Ltd.	2,445	193,791
Auto Manufacturers (0.6%)
General Motors Co.	5,355	189,353
Banks (5.4%)
BB&T Corp.	4,070	181,929
Capital One Financial Corp.	1,995	172,887
Citigroup, Inc.	2,820	168,692
Fifth Third Bancorp	6,425	163,195
Huntington Bancshares, Inc.	15,540	208,081
JPMorgan Chase & Co.	2,445	214,769
The Bank of New York Mellon Corp.	3,740	176,640
U.S. Bancorp	3,785	194,927
Wells Fargo & Co.	3,230	179,782
		1,660,902
Biotechnology (1.7%)
Amgen, Inc.	1,140	187,040
Biogen, Inc.(a)	610	166,786
Gilead Sciences, Inc.	2,420	164,366
		518,192
Building Materials (1.4%)
DR Horton, Inc.	6,165	205,356
Lennar Corp., Class A	4,095	209,623
		414,979
Chemicals (1.9%)
Celanese Corp., Class A	2,300	206,655
Eastman Chemical Co.	2,325	187,860
LyondellBasell Industries NV, Class A	1,930	175,997
		570,512
Commercial Services (1.2%)
FleetCor Technologies, Inc.(a)	1,245	188,530
Nielsen Holdings PLC	4,645	191,885
		380,415
Computers (2.2%)
Accenture PLC, Class A	1,505	180,419

The accompanying notes to financial statements are an intergral part of these financial statements.
12	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Shares	Fair Value
Computers (2.2%)(continued)
Cognizant Technology Solutions Corp., Class A(a)	3,130	$186,298
NetApp, Inc.	4,730	197,950
Xerox Corp.	16,635	122,101
		686,768
Diversified Financial Services (2.7%)
American Express Co.	2,800	221,508
Discover Financial Services	3,280	224,319
Morgan Stanley	4,315	184,855
Raymond James Financial, Inc.	2,385	181,880
		812,562
Electric (1.2%)
FirstEnergy Corp.	5,640	179,465
SCANA Corp.	2,825	184,614
		364,079
Electronics (0.6%)
Corning, Inc.	7,135	192,645
Food (3.1%)
Aramark	5,445	200,757
Campbell Soup Co.	2,895	165,710
Ingredion, Inc.	1,625	195,699
Sysco Corp.	3,655	189,767
The J.M. Smucker Co.	1,375	180,235
		932,168
Hand & Machine Tools (0.6%)
Snap-on, Inc.	1,055	177,947
Healthcare Services (2.6%)
HCA Holdings, Inc.(a)	2,440	217,135
Laboratory Corp. of America Holdings(a)	1,280	183,642
UnitedHealth Group, Inc.	1,170	191,892
Universal Health Services, Inc., Class B	1,645	204,720
		797,389
Home Furnishings (0.5%)
Whirlpool Corp.	950	162,764
Insurance (5.4%)
Aetna, Inc.	1,390	177,294
Aflac, Inc.	2,730	197,707
CNA Financial Corp.	4,280	189,048
Everest Re Group, Ltd.	795	185,879
Lincoln National Corp.	2,630	172,133
Principal Financial Group, Inc.	2,790	176,077

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	13

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Shares	Fair Value
Insurance (5.4%)(continued)
Prudential Financial, Inc.	1,590	$169,621
The Allstate Corp.	2,440	198,836
The Travelers Cos., Inc.	1,475	177,796
		1,644,391
Leisure Time (0.6%)
Carnival Corp.	3,330	196,170
Media (0.7%)
Comcast Corp., Class A	5,510	207,121

Miscellaneous Manufacturing (2.0%)
Eaton Corp. PLC	2,880	213,552
Ingersoll-Rand PLC	2,510	204,113
Nucor Corp.	3,155	188,417
		606,082
Oil & Gas (4.9%)
Cabot Oil & Gas Corp.	7,760	185,542
Chevron Corp.	1,760	188,971
ConocoPhillips	4,200	209,454
Diamondback Energy, Inc.(a)	1,725	178,908
Exxon Mobil Corp.	2,045	167,710
Marathon Petroleum Corp.	3,805	192,305
Newfield Exploration Co.(a)	4,170	153,915
Valero Energy Corp.	3,175	210,471
		1,487,276
Packaging & Containers (0.5%)
Sealed Air Corp.	3,690	160,810
Pharmaceuticals (3.5%)
AbbVie, Inc.	2,820	183,751
AmerisourceBergen Corp.	2,220	196,470
Cardinal Health, Inc.	2,085	170,032
Express Scripts Holding Co.(a)	2,540	167,411
McKesson Corp.	1,175	174,206
Pfizer, Inc.	5,410	185,076
		1,076,946
Retail (2.2%)
CVS Health Corp.	1,790	140,515
The TJX Cos., Inc.	2,175	171,999
Tractor Supply Co.	2,595	178,977
Wal-Mart Stores, Inc.	2,510	180,921
		672,412

The accompanying notes to financial statements are an intergral part of these financial statements.
14	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Shares	Fair Value
Semiconductors (3.2%)
Applied Materials, Inc.	5,465	$212,588
Intel Corp.	5,165	186,302
Lam Research Corp.	1,565	200,883
Microchip Technology, Inc.	2,770	204,371
QUALCOMM, Inc.	3,135	179,761
		983,905
Software (3.7%)
Alphabet, Inc., Class A(a)	230	194,994
CA, Inc.	5,085	161,296
Citrix Systems, Inc.(a)	2,230	185,960
First Data Corp., Class A(a)	12,315	190,883
Oracle Corp.	4,515	201,414
VMware, Inc., Class A(a)	2,165	199,483
		1,134,030
Telecommunications (2.8%)
AT&T, Inc.	4,400	182,820
CenturyLink, Inc.	7,025	165,579
Discovery Communications, Inc., Class A(a)	5,800	168,722
Juniper Networks, Inc.	6,190	172,268
Verizon Communications, Inc.	3,435	167,456
		856,845
Transportation (2.5%)
Cummins, Inc.	1,260	190,512
FedEx Corp.	975	190,271
Union Pacific Corp.	1,815	192,245
United Rentals, Inc.(a)	1,555	194,453
		767,481
TOTAL COMMON STOCK (COST $16,558,556)		18,427,405
EXCHANGE TRADED FUNDS (4.0%)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	23,790	611,403
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	24,345	616,659

TOTAL EXCHANGE TRADED FUNDS (COST $1,208,428)		1,228,062
	Principal Amount	Fair Value
GOVERNMENT BONDS (3.6%)
U.S. Treasury Inflation Indexed Bond, 1.375%, 01/15/2020	$ 282,329	295,707
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	536,050	540,431
U.S. Treasury Inflation Indexed Bond, 0.625%, 01/15/2024	260,528	266,346

TOTAL GOVERNMENT BONDS (COST $1,095,524)		1,102,484

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	15

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Principal Amount	Fair Value
CORPORATE BONDS (27.9%)
Auto Manufacturers (1.1%)
Ford Motor Co., 9.215%, 09/15/2021	$ 275,000	$344,569
Banks (3.0%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	264,434
JPMorgan Chase & Co., 3.875%, 09/10/2024	300,000	304,048
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	337,836
		906,318
Biotechnology (1.0%)
Celgene Corp., 1.900%, 08/15/2017	300,000	300,241
Chemicals (0.9%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	272,173
Cosmetics & Personal Care (0.5%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	150,745
Diversified Financial Services (1.0%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	322,741
Electronics (2.8%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	291,502
Avnet, Inc., 4.875%, 12/01/2022	250,000	262,570
Tech Data Corp., 3.750%, 09/21/2017	300,000	302,785
		856,857
Entertainment (0.9%)
International Game Technology, 7.500%, 06/15/2019	250,000	271,250
Food (1.1%)
Ingredion, Inc., 1.800%, 09/25/2017	325,000	325,154
Healthcare Services (0.9%)
Humana, Inc., 6.300%, 08/01/2018	250,000	264,503
Insurance (1.3%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	162,793
WR Berkley Corp., 5.375%, 09/15/2020	230,000	250,851
		413,644

The accompanying notes to financial statements are an intergral part of these financial statements.
16	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

	Principal Amount	Fair Value
Oil & Gas (1.5%)
Statoil ASA, 6.700%, 01/15/2018	$ 150,000	$155,916
Valero Energy Corp., 9.375%, 03/15/2019	275,000	312,654
		468,570
Pharmaceuticals (3.2%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	323,684
Express Scripts Holding Co., 3.900%, 02/15/2022	640,000	663,221
		986,905
Real Estate Investment Trusts (1.0%)
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	296,091
Retail (3.7%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	282,633
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	452,856
Oshkosh Corp., 5.375%, 03/01/2022	100,000	103,875
Walgreen Co., 3.100%, 09/15/2022	305,000	306,931
		1,146,295
Software (1.1%)
CA, Inc., 5.375%, 12/01/2019	300,000	324,092
Telecommunications (1.9%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	275,092
eBay, Inc., 2.600%, 07/15/2022	300,000	295,769
		570,861
Transportation (1.0%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	310,500

TOTAL CORPORATE BONDS (COST $8,447,654)		8,531,509
MUNICIPAL BONDS (0.5%)
Kansas (0.5%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	152,407

TOTAL MUNICIPAL BONDS (COST $150,806)		152,407
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.4%)
U.S. Treasury Securities (1.4%)
U.S. Treasury Note, 2.000%, 02/15/2025	435,000	425,263

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $422,317)		425,263

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	17

Schedule of Investments
CornerCap Balanced Fund	March 31, 2017

		Shares	Fair Value
SHORT-TERM INVESTMENTS (2.2%)
	Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.576%	654,018	$654,018

	TOTAL SHORT-TERM INVESTMENTS (COST $654,018)		654,018
TOTAL INVESTMENTS (COST $28,537,303)		99.8%	30,521,148
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES		0.2%	71,036
NET ASSETS		100.0%	$30,592,184

(a)	Non-income producing security.

Common Abbreviations:
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company
The accompanying notes to financial statements are an intergral part of these financial statements.
18	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
COMMON STOCK (97.7%)
Aerospace & Defense (1.4%)
Ducommun, Inc.(a)	15,757	$453,644
Esterline Technologies Corp.(a)	5,650	486,182
Moog, Inc., Class A(a)	8,745	588,976
		1,528,802
Auto Parts & Equipment (2.9%)
American Axle & Manufacturing Holdings, Inc.(a)	24,090	452,410
Commercial Vehicle Group, Inc.(a)	84,985	575,348
Cooper-Standard Holdings, Inc.(a)	4,840	536,901
Supreme Industries, Inc., Class A	29,710	601,925
Tenneco, Inc.	7,535	470,335
Tower International, Inc.	17,265	467,882
		3,104,801
Banks (13.2%)
Boston Private Financial Holdings, Inc.	30,035	492,574
Camden National Corp.	12,785	563,051
Carolina Financial Corp.	15,410	462,300
Cathay General Bancorp	12,300	463,464
Community Trust Bancorp, Inc.	10,476	479,277
Customers Bancorp, Inc.(a)	14,255	449,460
Enterprise Financial Services Corp.	10,570	448,168
Farmers National Banc Corp.	38,660	554,771
FB Financial Corp.(a)	14,360	507,770
Fidelity Southern Corp.	21,280	476,246
Financial Institutions, Inc.	17,460	575,307
First Internet Bancorp	18,120	534,540
Franklin Financial Network, Inc.(a)	12,275	475,656
Hilltop Holdings, Inc.	16,970	466,166
MainSource Financial Group, Inc.	15,075	496,420
Old Line Bancshares, Inc.	16,370	466,218
Preferred Bank/Los Angeles CA	9,100	488,306
QCR Holdings, Inc.	13,810	584,854
Republic Bancorp, Inc., Class A	13,825	475,442
S&T Bancorp, Inc.	13,050	451,530
Sandy Spring Bancorp, Inc.	12,485	511,760
TCF Financial Corp.	28,655	487,708
TriCo Bancshares	17,155	609,517
Valley National Bancorp	44,095	520,321
WashingtonFirst Bankshares, Inc.	17,175	480,900
WesBanco, Inc.	11,795	449,507
Western Alliance Bancorp.(a)	11,265	552,999
Wintrust Financial Corp.	6,655	459,994
		13,984,226
Building Materials (3.1%)
Continental Building Products, Inc.(a)	22,055	540,348

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	19

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Building Materials (3.1%)(continued)
Core Molding Technologies, Inc.(a)	29,535	$526,609
Global Brass & Copper Holdings, Inc.	16,995	584,628
Louisiana-Pacific Corp.(a)	26,465	656,861
Patrick Industries, Inc.(a)	6,740	477,866
Universal Forest Products, Inc.	5,000	492,700
		3,279,012
Chemicals (2.4%)
A Schulman, Inc.	14,770	464,517
Cabot Corp.	10,100	605,091
Minerals Technologies, Inc.	7,190	550,754
PolyOne Corp.	14,060	479,305
Stepan Co.	6,085	479,559
		2,579,226
Coal Operations (0.5%)
Hallador Energy Co.	61,122	489,587

Commercial Services (6.1%)
Acacia Research Corp.(a)	85,765	493,149
BG Staffing, Inc.	23,375	334,496
CECO Environmental Corp.	36,030	378,675
Cross Country Healthcare, Inc.(a)	41,565	596,873
Heidrick & Struggles International, Inc.	25,505	672,057
HMS Holdings Corp.(a)	31,075	631,755
Navigant Consulting, Inc.(a)	21,615	494,119
Pitney Bowes, Inc.	33,410	438,005
Quad/Graphics, Inc.	19,230	485,365
SP Plus Corp.(a)	15,270	515,362
The Hackett Group, Inc.	23,940	466,591
TrueBlue, Inc.(a)	20,630	564,230
Vectrus, Inc.(a)	19,810	442,754
		6,513,431
Computers (1.8%)
Barracuda Networks, Inc.(a)	20,550	474,910
CACI International, Inc., Class A(a)	4,790	561,867
Convergys Corp.	18,260	386,199
Sykes Enterprises, Inc.(a)	16,745	492,303
		1,915,279
Distribution/Wholesale (1.2%)
Anixter International, Inc.(a)	5,740	455,182
Essendant, Inc.	23,710	359,207
Veritiv Corp.(a)	9,210	477,078
		1,291,467
Diversified Financial Services (4.1%)
CBIZ, Inc.(a)	44,080	597,284

The accompanying notes to financial statements are an intergral part of these financial statements.
20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Diversified Financial Services (4.1%)(continued)
Evercore Partners, Inc., Class A	6,905	$537,899
Federated Investors, Inc., Class B	16,995	447,648
GAIN Capital Holdings, Inc.	71,845	598,469
Houlihan Lokey, Inc.	14,915	513,822
Huron Consulting Group, Inc.(a)	10,690	450,049
ICF International, Inc.(a)	11,515	475,570
Liberty Tax, Inc.	19,530	278,303
Marcus & Millichap, Inc.(a)	19,640	482,751
		4,381,795
Electric (1.5%)
Avista Corp.	13,175	514,484
El Paso Electric Co.	11,610	586,305
NorthWestern Corp.	8,140	477,818
		1,578,607
Electrical Components & Equipment (1.0%)
Atkore International Group, Inc.(a)	23,000	604,440
EnerSys	6,070	479,166
		1,083,606
Electronics (2.7%)
Bel Fuse, Inc., Class B	18,075	461,816
Methode Electronics, Inc.	12,245	558,372
Plexus Corp.(a)	11,120	642,736
Sanmina Corp.(a)	15,315	621,789
Tech Data Corp.(a)	5,785	543,212
		2,827,925
Engineering & Construction (2.4%)
Argan, Inc.	7,145	472,642
Comfort Systems USA, Inc.	15,580	571,007
EMCOR Group, Inc.	7,410	466,459
MasTec, Inc.(a)	12,345	494,417
Tutor Perini Corp.(a)	15,150	481,770
		2,486,295
Food (2.7%)
Darling Ingredients, Inc.(a)	41,730	605,920
Fresh Del Monte Produce, Inc.	8,230	487,463
Ingles Markets, Inc., Class A	10,475	451,996
SpartanNash Co.	13,602	475,934
SUPERVALU, Inc.(a)	79,470	306,754
United Natural Foods, Inc.(a)	11,800	510,114
		2,838,181
Forest Products & Paper (1.0%)
Domtar Corp.	12,745	465,447
Schweitzer-Mauduit International, Inc.	13,135	544,052
		1,009,499

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	21

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	6,355	$480,756
Healthcare Products (1.1%)
AngioDynamics, Inc.(a)	29,975	520,066
Natus Medical, Inc.(a)	15,285	599,937
		1,120,003
Healthcare Services (3.0%)
Charles River Laboratories International, Inc.(a)	6,235	560,838
Civitas Solutions, Inc.(a)	24,735	453,887
LHC Group, Inc.(a)	12,130	653,807
LifePoint Health, Inc.(a)	8,515	557,733
Medpace Holdings, Inc.(a)	17,215	513,868
Select Medical Holdings Corp.(a)	36,295	484,538
		3,224,671
Home Builders (0.9%)
Century Communities, Inc.(a)	11,765	298,831
MDC Holdings, Inc.	20,979	630,419
		929,250
Home Furnishings (1.1%)
American Woodmark Corp.(a)	7,265	666,927
La-Z-Boy, Inc.	17,895	483,165
		1,150,092
Household Products (1.5%)
ACCO Brands Corp.(a)	37,460	492,599
Ennis, Inc.	24,975	424,575
Lifetime Brands, Inc.	30,955	622,196
		1,539,370
Insurance (5.4%)
Argo Group International Holdings, Ltd.	8,390	568,842
Blue Capital Reinsurance Holdings, Ltd.	24,090	464,937
CNO Financial Group, Inc.	32,045	656,923
Crawford & Co., Class B	44,575	447,087
Donegal Group, Inc., Class A	28,655	504,901
Employers Holdings, Inc.	12,415	471,149
Essent Group, Ltd.(a)	17,085	617,965
FBL Financial Group, Inc., Class A	7,425	485,966
Fidelity & Guaranty Life	16,845	468,291
Kingstone Cos, Inc.	32,180	513,271
State National Cos., Inc.	36,130	520,272
		5,719,604
Internet (1.3%)
Bankrate, Inc.(a)	49,300	475,745

The accompanying notes to financial statements are an intergral part of these financial statements.
22	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Internet (1.3%)(continued)
Perficient, Inc.(a)	25,170	$436,951
Travelzoo, Inc.(a)	43,780	422,477
		1,335,173
Leisure Services (1.0%)
Johnson Outdoors, Inc., Class A	14,905	544,032
MCBC Holdings, Inc.(a)	33,480	541,372
		1,085,404
Lodging (0.5%)
Extended Stay America, Inc.	35,545	566,587
Media (0.9%)
Townsquare Media, Inc., Class A(a)	38,125	464,362
tronc, Inc.(a)	36,630	509,890
		974,252
Metal Fabricate & Hardware (0.9%)
Kaiser Aluminum Corp.	5,950	475,405
Worthington Industries, Inc.	11,170	503,655
		979,060
Miscellaneous Manufacturing (3.0%)
Barnes Group, Inc.	10,435	535,733
Crane Co.	8,455	632,688
Greif, Inc., Class A	9,145	503,798
Owens-Illinois, Inc.(a)	25,425	518,161
Park-Ohio Holdings Corp.	14,125	507,794
Trinseo SA	7,195	482,784
		3,180,958
Office Furnishings (1.5%)
Herman Miller, Inc.	15,845	499,910
Knoll, Inc.	20,595	490,367
Steelcase, Inc., Class A	33,395	559,366
		1,549,643
Oil & Gas (1.2%)
Carrizo Oil & Gas, Inc.(a)	15,210	435,918
Evolution Petroleum Corp.	64,880	519,040
Gulfport Energy Corp.(a)	21,035	361,592
		1,316,550
Oil & Gas Services (0.9%)
Matrix Service Co.(a)	28,875	476,437
McDermott International, Inc.(a)	66,405	448,234
		924,671
Pharmaceuticals (3.6%)
Cambrex Corp.(a)	8,930	491,596

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	23

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Pharmaceuticals (3.6%)(continued)
Nutraceutical International Corp.	17,190	$535,468
Omega Protein Corp.	19,570	392,379
PharMerica Corp.(a)	18,185	425,529
Phibro Animal Health Corp., Class A	16,900	474,890
PRA Health Sciences, Inc.(a)	7,940	517,926
Prestige Brands Holdings, Inc.(a)	9,705	539,210
USANA Health Sciences, Inc.(a)	7,510	432,576
		3,809,574
Real Estate Investment Trusts (8.4%)
Armada Hoffler Properties, Inc. REIT	39,775	552,475
Care Capital Properties, Inc. REIT	17,120	460,014
CareTrust REIT, Inc.	35,480	596,774
Corporate Office Properties Trust REIT	16,635	550,619
First Potomac Realty Trust REIT	53,380	548,746
Franklin Street Properties Corp. REIT	43,360	526,390
Gladstone Commercial Corp. REIT	27,545	569,355
Lexington Realty Trust REIT	49,270	491,715
Pennsylvania Real Estate Investment Trust REIT	17,310	262,073
Potlatch Corp. REIT	12,045	550,457
PS Business Parks, Inc. REIT	4,840	555,439
Ramco-Gershenson Properties Trust REIT	37,860	530,797
RLJ Lodging Trust REIT	23,385	549,781
Sabra Health Care REIT, Inc.	21,855	610,410
Saul Centers, Inc. REIT	8,555	527,159
Select Income REIT	21,500	554,485
Urstadt Biddle Properties, Inc., Class A REIT	24,245	498,477
		8,935,166
Retail (3.0%)
Bloomin' Brands, Inc.	26,155	516,038
Caleres, Inc.	15,850	418,757
DSW, Inc., Class A	22,015	455,270
Party City Holdco, Inc.(a)	29,580	415,599
PCM, Inc.(a)	16,690	468,154
Perry Ellis International, Inc.(a)	23,110	496,403
World Fuel Services Corp.	10,355	375,369
		3,145,590
Savings & Loans (3.1%)
Berkshire Hills Bancorp, Inc.	17,725	638,986
Charter Financial Corp.	25,550	502,569
Dime Community Bancshares, Inc.	25,455	516,737
First Defiance Financial Corp.	11,910	589,664
Flagstar Bancorp, Inc.(a)	20,460	576,767
Territorial Bancorp, Inc.	15,205	473,940
		3,298,663

The accompanying notes to financial statements are an intergral part of these financial statements.
24	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2017

		Shares	Fair Value
Semiconductors (1.6%)
	Amkor Technology, Inc.(a)	45,520	$527,577
	Cohu, Inc.	30,830	569,122
	IXYS Corp.	43,040	626,232
			1,722,931
Software (0.4%)
	Progress Software Corp.	16,265	472,498
Technology (0.5%)
	Control4 Corp.(a)	32,135	507,412
Telecommunications (2.4%)
	Autobytel, Inc.(a)	33,530	420,131
	DHI Group, Inc.(a)	68,555	270,792
	Entercom Communications Corp., Class A	34,340	491,062
	Gray Television, Inc.(a)	33,810	490,245
	InterDigital, Inc.	4,855	418,987
	NETGEAR, Inc.(a)	8,535	422,909
			2,514,126
Transportation (1.5%)
	Aaron's, Inc.	15,215	452,494
	Malibu Boats, Inc., Class A(a)	28,015	628,937
	McGrath RentCorp	15,755	528,895
			1,610,326
Wholesale Distributors (0.5%)
	ScanSource, Inc.(a)	14,495	568,929

	TOTAL COMMON STOCK (COST $91,654,085)		103,552,998
TOTAL INVESTMENTS (COST $91,654,085)		97.7%	103,552,998
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES		2.3%	2,424,641
NET ASSETS		100.0%	$105,977,639

(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	25

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2017

	Shares	Fair Value
COMMON STOCK (97.4%)
Aerospace & Defense (2.9%)
Rockwell Collins, Inc.	2,655	$257,960
The Boeing Co.	1,490	263,521
United Technologies Corp.	1,780	199,734
		721,215
Agriculture (1.0%)
Bunge, Ltd.	3,220	255,217
Auto Manufacturers (0.9%)
General Motors Co.	5,975	211,276
Banks (9.5%)
BB&T Corp.	5,220	233,334
Capital One Financial Corp.	2,740	237,448
Citigroup, Inc.	4,235	253,338
Fifth Third Bancorp	7,865	199,771
Huntington Bancshares, Inc.	18,320	245,305
JPMorgan Chase & Co.	2,890	253,858
State Street Corp.	3,040	242,014
The Bank of New York Mellon Corp.	5,365	253,389
U.S. Bancorp	4,660	239,990
Wells Fargo & Co.	4,120	229,319
		2,387,766
Biotechnology (2.7%)
Amgen, Inc.	1,440	236,261
Biogen, Inc.(a)	850	232,407
Gilead Sciences, Inc.	3,165	214,967
		683,635
Building Materials (2.1%)
DR Horton, Inc.	7,845	261,317
Lennar Corp., Class A	5,205	266,444
		527,761
Capital Goods (1.0%)
Huntington Ingalls Industries, Inc.	1,200	240,288
Chemicals (3.0%)
Celanese Corp., Class A	2,950	265,057
Eastman Chemical Co.	3,100	250,480
LyondellBasell Industries NV, Class A	2,620	238,918
		754,455

The accompanying notes to financial statements are an intergral part of these financial statements.
26	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Commercial Services (1.9%)
FleetCor Technologies, Inc.(a)	1,455	$220,331
Nielsen Holdings PLC	6,075	250,958
		471,289
Computers (3.6%)
Accenture PLC, Class A	2,075	248,751
Cognizant Technology Solutions Corp., Class A(a)	4,215	250,877
NetApp, Inc.	6,410	268,258
Xerox Corp.	19,255	141,332
		909,218
Diversified Financial Services (4.5%)
American Express Co.	2,810	222,299
Discover Financial Services	3,190	218,164
Morgan Stanley	5,460	233,906
Raymond James Financial, Inc.	2,995	228,399
Synchrony Financial	6,865	235,470
		1,138,238
Electric (3.8%)
Corning, Inc.	8,410	227,070
Exelon Corp.	6,715	241,606
FirstEnergy Corp.	7,955	253,128
SCANA Corp.	3,645	238,201
		960,005
Food (4.6%)
Aramark	7,020	258,827
Campbell Soup Co.	3,690	211,216
Ingredion, Inc.	2,085	251,097
Sysco Corp.	4,115	213,651
The J.M. Smucker Co.	1,715	224,802
		1,159,593
Hand & Machine Tools (0.9%)
Snap-on, Inc.	1,300	219,271
Healthcare Services (4.9%)
Aetna, Inc.	1,895	241,707
HCA Holdings, Inc.(a)	2,790	248,282
Laboratory Corp. of America Holdings(a)	1,690	242,464
UnitedHealth Group, Inc.	1,505	246,835
Universal Health Services, Inc., Class B	1,995	248,278
		1,227,566
Household Products (0.8%)
Whirlpool Corp.	1,160	198,743

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	27

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2017

	Shares	Fair Value
Insurance (8.5%)
Aflac, Inc.	2,755	$199,517
Chubb, Ltd.	1,740	237,075
CNA Financial Corp.	5,595	247,131
Everest Re Group, Ltd.	1,045	244,331
Lincoln National Corp.	3,240	212,058
Principal Financial Group, Inc.	4,095	258,436
Prudential Financial, Inc.	2,275	242,697
The Allstate Corp.	3,120	254,249
The Travelers Cos., Inc.	1,945	234,450
		2,129,944
Leisure Time (0.9%)
Carnival Corp.	3,835	225,920

Miscellaneous Manufacturing (2.7%)
Eaton Corp. PLC	2,920	216,518
Ingersoll-Rand PLC	2,920	237,454
Nucor Corp.	3,830	228,728
		682,700
Oil & Gas (7.5%)
Cabot Oil & Gas Corp.	10,760	257,272
Chevron Corp.	2,065	221,719
ConocoPhillips	5,575	278,025
Diamondback Energy, Inc.(a)	2,155	223,506
Exxon Mobil Corp.	2,623	215,112
Marathon Petroleum Corp.	4,685	236,780
Newfield Exploration Co.(a)	5,640	208,172
Valero Energy Corp.	3,630	240,633
		1,881,219
Packaging & Containers (0.8%)
Sealed Air Corp.	4,665	203,301

Pharmaceuticals (5.2%)
AbbVie, Inc.	3,000	195,480
AmerisourceBergen Corp.	2,575	227,888
Cardinal Health, Inc.	2,465	201,021
Express Scripts Holding Co.(a)	3,930	259,026
McKesson Corp.	1,145	169,758
Pfizer, Inc.	7,140	244,259
		1,297,432
Retail (3.8%)
CVS Health Corp.	2,830	222,155
The TJX Cos., Inc.	2,975	235,263
Tractor Supply Co.	3,310	228,291

The accompanying notes to financial statements are an intergral part of these financial statements.
28	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2017

		Shares	Fair Value
Retail (3.8%)(continued)
	Wal-Mart Stores, Inc.	3,555	$256,244
			941,953
Semiconductors (4.8%)
	Applied Materials, Inc.	6,905	268,604
	Intel Corp.	5,965	215,157
	Lam Research Corp.	2,010	258,004
	Microchip Technology, Inc.	3,450	254,541
	QUALCOMM, Inc.	3,670	210,438
			1,206,744
Software (6.0%)
	Alphabet, Inc., Class A(a)	295	250,101
	CA, Inc.	7,375	233,935
	Citrix Systems, Inc.(a)	3,075	256,424
	First Data Corp., Class A(a)	15,805	244,978
	Oracle Corp.	5,910	263,645
	VMware, Inc., Class A(a)	2,695	248,317
			1,497,400
Telecommunications (5.1%)
	AT&T, Inc.	5,340	221,877
	CenturyLink, Inc.	9,195	216,726
	Comcast Corp., Class A	4,850	182,312
	Discovery Communications, Inc., Class A(a)	7,745	225,302
	Juniper Networks, Inc.	7,970	221,805
	Verizon Communications, Inc.	4,310	210,112
			1,278,134
Transportation (4.0%)
	Cummins, Inc.	1,610	243,432
	FedEx Corp.	1,290	251,743
	Union Pacific Corp.	2,395	253,678
	United Rentals, Inc.(a)	1,970	246,349
			995,202
	TOTAL COMMON STOCK (COST $22,263,605)		24,405,485
SHORT-TERM INVESTMENTS (1.4%)
	Federated Treasury Obligations Money Market Fund, 7 Day Yield, 0.576%	358,167	358,167

	TOTAL SHORT-TERM INVESTMENTS (COST $358,167)		358,167
TOTAL INVESTMENTS (COST $22,621,772)		98.8%	24,763,652
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES		1.2%	307,229
NET ASSETS		100.0%	$25,070,881

(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	29

Statements of Assets and Liabilities

March 31, 2017

60	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/ Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $28,537,303, $91,654,085 and $22,621,772, respectively)	$30,521,148	$103,552,998	$24,763,652
Cash	-	2,357,468	-
Receivable for fund shares subscribed	712	55,881	307,000
Dividends and interest receivable	94,392	121,505	19,531
Total assets	30,616,252	106,087,852	25,090,183

LIABILITIES:
Payable for fund shares redeemed	-	4,850	-
Advisory fee payable	16,198	76,904	10,854
Other expenses payable	7,870	28,459	8,448
Total liabilities	24,068	110,213	19,302
Net assets	$30,592,184	$105,977,639	$25,070,881

PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	$30,592,184	$77,454,587	$25,070,881
Shares Outstanding	2,173,463	4,644,801	1,996,823
Net asset value, offering and redemption price per share	$14.08	$16.68	$12.56

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$-	$28,523,052	$-
Shares Outstanding	-	1,708,452	-
Net asset value, offering and redemption price per share	$-	$16.70	$-

NET ASSETS CONSISTS OF:
Paid-in capital	$28,104,338	$84,444,580	$22,489,577
Undistributed net investment income	345,675	67,159	42,098
Accumulated net realized gain on investments	158,326	9,566,987	397,326
Net unrealized appreciation in value of investments	1,983,845	11,898,913	2,141,880
Net assets	$30,592,184	$105,977,639	$25,070,881

The accompanying notes to financial statements are an intergral part of these financial statements.
30	www.cornercapfunds.com

Statements of Operations

For the Year Ended March 31, 2017
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $292, $504 and $309)	$407,501	$1,658,902	$410,139
Interest	290,857	-	5
Total investment income	698,358	1,658,902	410,144

EXPENSES:
Advisory fees	248,472	956,983	172,713
Operating expenses	82,824	338,922	76,762
Total expenses	331,296	1,295,905	249,475
Less fees waived/reimbursed by investment adviser	(55,216)	-	(57,571)
Net expenses	276,080	1,295,905	191,904
Net investment income	422,278	362,997	218,240

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	704,013	15,327,723	902,110
Change in unrealized appreciation of investments	2,136,508	8,504,064	2,162,404
Net gain on investments	2,840,521	23,831,787	3,064,514
Net increase in net assets resulting from operations	$3,262,799	$24,194,784	$3,282,754

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	31

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2017	Year Ended March 31, 2016
OPERATIONS:
Net investment income	$422,278	$408,885	$362,997	$340,911	$218,240	$121,507
Net realized gain (loss) on investments	704,013	(417,442)	15,327,723	469,607	902,110	(429,561)
Change in unrealized appreciation (depreciation) of investments	2,136,508	(806,985)	8,504,064	(3,510,866)	2,162,404	(334,283)
Net increase (decrease) in net assets resulting from operations	3,262,799	(815,542)	24,194,784	(2,700,348)	3,282,754	(642,337)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Shares	(417,131)	(171,092)	(149,494)	(276,496)	(185,530)	(120,933)
Institutional Shares	-	-	(147,861)	-	-	-
From net realized gain on investments:
Investor Shares	-	(2,255,355)	(3,505,680)	(5,883,804)	-	(1,697,888)
Institutional Shares	-	-	(1,344,022)	-	-	-
Total distributions	(417,131)	(2,426,447)	(5,147,057)	(6,160,300)	(185,530)	(1,818,821)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	2,131,022	2,000,016	(10,173,104)	20,784,317	8,803,119	4,017,928
Redemption fees	519		840	1,198	270	394
Net increase (decrease) from capital share transactions	2,131,541	2,000,016	(10,172,264)	20,785,515	8,803,389	4,018,322
Total increase (decrease) in net assets	4,977,209	(1,241,973)	8,875,463	11,924,867	11,900,613	1,557,164

NET ASSETS:
Beginning of year	25,614,975	26,856,948	97,102,176	85,177,309	13,170,268	11,613,104
End of year*	$30,592,184	$25,614,975	$105,977,639	$97,102,176	$25,070,881	$13,170,268

* Including undistributed net investment income of:	$345,675	$340,528	$67,159	$74,437	$42,098	$18,330

The accompanying notes to financial statements are an intergral part of these financial statements.
32	www.cornercapfunds.com

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2017		Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$12.70		$14.62	$15.51	$14.03		$13.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20 (a)		0.22 (a)	0.22 (a)	0.23 (a)		0.24
Net realized and unrealized gain (loss) on investments	1.38		(0.75)	0.59	2.09		0.78
Total Income/(Loss) from Investment Operations	1.58		(0.53)	0.81	2.32		1.02

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.20)		(0.09)	(0.23)	(0.22)		(0.24)
Distributions from net realized gain on investments	—		(1.30)	(1.47)	(0.62)		(0.26)
Total Dividends and Distributions to Shareholders	(0.20)		(1.39)	(1.70)	(0.84)		(0.50)
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	0.00	0.00	(a)(b)	0.00 (b)
Net asset value, end of year	$14.08		$12.70	$14.62	$15.51		$14.03
Total Return	12.46%		(3.32)%	5.12%	16.76%		7.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$30,592		$25,615	$26,857	$23,521		$19,290

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.53%		1.61%	1.45%	1.54%		1.82%
Net expenses	1.00%		1.10%	1.10%	1.10%		1.10%
Gross expenses(c)	1.20%		1.27%	1.30%	1.30%		1.30%
Portfolio turnover rate	60%		70%	87%	43%		40%

(a)			Calculated based on average shares outstanding during each year.
(b)			Less than $0.005 per share.
(c)			Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	33

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$14.00	$15.55	$16.25	$13.74	$12.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(a)	0.05	(a)	0.03	(a)	0.00	(a)(b)	0.10
Net realized and unrealized gain (loss) on investments	3.38	(0.60)	1.21	4.51	1.46
Total Income/(Loss) from Investment Operations	3.42	(0.55)	1.24	4.51	1.56

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.03)	(0.04)	(0.02)	—	(0.13)
Distributions from net realized gain on investments	(0.71)	(0.96)	(1.92)	(2.00)	(0.67)
Total Dividends and Distributions to Shareholders	(0.74)	(1.00)	(1.94)	(2.00)	(0.80)
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	(a)(b)	0.00	0.00	(a)(b)	0.00	(b)
Net asset value, end of year	$16.68	$14.00	$15.55	$16.25	$13.74
Total Return	24.40%	(3.29)%	8.21%	33.09%	12.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$77,455	$76,053	$85,177	$59,760	$36,600

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.26%	0.38%	0.17%	0.02%	0.74%
Net expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Gross expenses	1.30%	1.45	%(c)	1.50	%(c)	1.50	%(c)	1.50	%(c)
Portfolio turnover rate	129%	144%	112%	109%	131%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
34	www.cornercapfunds.com

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2017	December 29, 2015(a) through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.02	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.04
Net realized and unrealized gain (loss) on investments	3.38	(0.05)
Total Income/(Loss) from Investment Operations	3.47	(0.01)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.08)	—
Distributions from net realized gain on investments	(0.71)	—
Total Dividends and Distributions to Shareholders	(0.79)	—
Paid-in Capital from Redemption Fees(b)	0.00 (c)	0.00
Net asset value, end of period	$16.70	$14.02
Total Return	24.74%	(0.07	)%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$28,523	$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.57%	1.33	%(e)
Net expenses	1.00%	1.00	%(e)
Gross expenses	1.00%	1.00	%(e)
Portfolio turnover rate	129%	144	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report I March 31, 2017	35

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$10.80		$13.75		$13.87		$10.88		$10.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13 (a)		0.13 (a)		0.15 (a)		0.12 (a)		0.10
Net realized and unrealized gain (loss) on investments	1.73		(1.07)		0.91		2.97		0.81
Total Income/(Loss) from Investment Operations	1.86		(0.94)		1.06		3.09		0.91

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.10)		(0.11)		(0.14)		(0.10)		(0.10)
Distributions from net realized gain on investments	—		(1.90)		(1.04)		—		—
Total Dividends and Distributions to Shareholders	(0.10)		(2.01)		(1.18)		(0.10)		(0.10)
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	(a)(b)	0.00	(a)(b)	0.00	(a)(b)	0.00 (b)
Net asset value, end of year	$12.56		$10.80		$13.75		$13.87		$10.88
Total Return	17.31%		(6.29)%		7.46%		28.42%		9.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$25,071		$13,170		$11,613		$10,852		$8,163

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.14%		1.07%		1.03%		0.98%		1.20%
Net expenses	1.00%		1.20%		1.20%		1.20%		1.20%
Gross expenses(c)	1.30%		1.44%		1.50%		1.50%		1.50%
Portfolio turnover rate	82%		97%		125%		60%		43%

(a)									Calculated based on average shares outstanding during each year.
(b)									Less than $0.005 per share.
(c)									Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
36	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2017
1. ORGANIZATION

The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small‐Cap Value Fund's investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a

Annual Report I March 31, 2017	37

Notes to Financial Statements

March 31, 2017

security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
CornerCap Small-Cap Value Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
38	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2017
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2017:
CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,427,405	$-	$-	$18,427,405
Exchange Traded Funds	1,228,062	-	-	1,228,062
Government Bonds	-	1,102,484	-	1,102,484
Corporate Bonds	-	8,531,509	-	8,531,509
Municipal Bonds	-	152,407	-	152,407
U.S. Government & Agency Obligations	-	425,263	-	425,263
Short-Term Investments	654,018	-	-	654,018
Total	$20,309,485	$10,211,663	$-	$30,521,148

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$103,552,998	$-	$-	$103,552,998
Total	$103,552,998	$-	$-	$103,552,998

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,405,485	$-	$-	$24,405,485
Short-Term Investments	358,167	-	-	358,167
Total	$24,763,652	$-	$-	$24,763,652

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2017.
For the year ended March 31, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.
3. SHARES OF BENEFICIAL INTEREST

On March 31, 2017, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.
Annual Report I March 31, 2017	39

Notes to Financial Statements

March 31, 2017

Transactions in shares of beneficial interest were as follows:
CornerCap Balanced Fund	35574	42825	#	#		42460
	Year Ended March 31, 2017				Year Ended March 31, 2016
	Shares	Amount			Shares	Amount
Shares Sold	481,838	$6,465,680			416,972	$5,601,666
Shares Issued in Reinvestment of Dividends	30,624	416,789			195,814	2,424,124
Total	512,462	6,882,469			612,786	8,025,790
Less Shares Redeemed	(356,030)	(4,751,447)			(432,785)	(6,025,774)
Net increase	156,432	$2,131,022			180,001	$2,000,016

CornerCap Small-Cap Value Fund			42825 #	#		42460
		Year Ended March 31, 2017			Year Ended March 31, 2016
		Shares	Amount		Shares	Amount
Shares Sold
	Investor Shares	667,044	$10,329,541		1,221,462	$18,051,246
	Institutional Shares	542,716	7,835,059		1,501,333	20,715,586
Shares Issued in Reinvestment of Dividends
	Investor Shares	217,928	3,649,349		453,244	6,159,575
	Institutional Shares	84,729	1,423,348		-	-
Total		1,512,417	23,237,297		3,176,039	44,926,407
Less Shares Redeemed
1	Investor Shares	(1,671,381)	(26,425,066)		(1,720,670)	(24,142,090)
2	Institutional Shares	(420,326)	(6,985,335)		-	-
Net increase (decrease)		(579,290)	$(10,173,104)		1,455,369	$20,784,317

CornerCap Large/Mid-Cap Value Fund	36734	42825	#	#		42460
	Year Ended March 31, 2017				Year Ended March 31, 2016
	Shares	Amount			Shares	Amount
Shares Sold	892,309	$10,156,348			367,122	$4,310,268
Shares Issued in Reinvestment of Dividends	15,474	185,530			172,503	1,818,821
Total	907,783	10,341,878			539,625	6,129,089
Less Shares Redeemed	(130,866)	(1,538,759)			(164,018)	(2,111,161)
Net increase	776,917	$8,803,119			375,607	$4,017,928

40	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2017

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2017 and March 31, 2016 were as follows:
	CornerCap Balanced Fund
Distributions Paid From:	2017	2016
Ordinary Income	$417,131	$418,583
Long-term capital gains	-	2,007,864
Total	$417,131	$2,426,447

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2017	2016
Ordinary Income	$4,304,533	$1,928,842
Long-term capital gains	842,524	4,231,458
Total	$5,147,057	$6,160,300

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2017	2016
Ordinary Income	$185,530	$369,619
Long-term capital gains	-	1,449,202
Total	$185,530	$1,818,821

For the year ended March 31, 2017, each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of dividend reclassifications and real estate investment trust reclassifications.
	Increase/(Decrease) Undistributed Net Investment Income (Loss)	Increase/(Decrease) Accumulated Net Realized Gain
CornerCap Small-Cap Value Fund	$(72,920)	$72,920
CornerCap Large/Mid-Cap Value Fund	(8,942)	8,942

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$494,818	$6,431,452	$480,678
Undistributed long-term gain	-	3,174,956	-
Net unrealized appreciation on investments	1,993,028	11,926,651	2,100,626
Total	$2,487,846	$21,533,059	$2,581,304

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.

Annual Report I March 31, 2017	41

Notes to Financial Statements

March 31, 2017

As of March 31, 2017, the Funds had no capital loss carryforwards to reduce the Funds' taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of March 31, 2017, were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,355,804	$15,082,630	$2,548,949
Gross unrealized depreciation (excess of tax cost over value)	(362,776)	(3,155,979)	(448,323)
Net unrealized appreciation	$1,993,028	$11,926,651	$2,100,626
Cost of investments for income tax purposes	$28,528,120	$91,626,347	$22,663,026

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the "Adviser"), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 0.90% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds' investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund's "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%

The contractual agreements cannot be terminated prior to August 1, 2017, without the Board of Trustees' approval.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production,

42	www.cornercapfunds.com

Notes to Financial Statements

March 31, 2017

and EDGAR conversion and filing services; 2) Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates. In addition, the Adviser pays all other operating expenses outlined in the Operating Services Agreement.
Certain trustees and officers of the Funds are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended March 31, 2017, excluding U.S. Government and Agency securities and short-term investments, were as follows:
	Purchases	Sales
CornerCap Balanced Fund	$17,940,392	$15,793,229
CornerCap Small-Cap Value Fund	133,809,560	147,589,287
CornerCap Large/Mid-Cap Value Fund	24,243,525	15,217,454

Investment transactions in U.S. Government and Agency securities for the year ended March 31, 2017 were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$983,068	$-

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2017, Charles Schwab & Co. held approximately 56.82%, 76.79% and 78.50% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

Annual Report I March 31, 2017	43

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund (the "Funds") as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CornerCap Group of Funds as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 10, 2017

44	www.cornercapfunds.com

Additional Information

March 31, 2017 (Unaudited)

1.  PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC's website at http://www.sec.gov.

2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds' Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds' Form N‐Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.

3.  COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. As of March 2, 2017, each Independent Trustee receives $5,000 for each Trustees meeting attended in‐person and $3,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.

4. TAX DESIGNATIONS

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Dividends Received Deduction	79.12%	29.41%	100.00%
Qualified Dividend Income	85.31%	29.83%	100.00%
Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Small‐Cap Value Fund designated $842,524, as long‐term capital gain dividends.
Annual Report I March 31, 2017	45

Additional Information

March 31, 2017 (Unaudited)

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds' Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees". The Funds' Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; President, Church Investment Group (non-profit) 2013-present.	None

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (2004-present) (real estate and related companies).
				Director, Gray Television, Inc., since 1991.
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benater & Libby, LLP (CPA Firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Director, Overland Solutions, Inc. (Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005.	Former Director, National Medical Health Card; Former Director, WebSite Pros, Inc.; Director, Alexander Mann Solutions (since January 2014) (Private Company).

*All Independent Trustees can be contacted via the Funds at:
Three Canal Plaza, Suite 600, Portland, ME 04101.

46	www.cornercapfunds.com

Additional Information

March 31, 2017 (Unaudited)

OFFICERS
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds, Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investment Group (non-profit)
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Annual Report I March 31, 2017	47

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant's Code of Ethics was filed as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR on June 6, 2008. There have been no amendments to the Code of Ethics since it was last filed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no "audit committee financial expert" serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant's operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $26,500 in 2016 and $26,500 in 2017.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2016 and $6,000 in 2017. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2016 and $0 in 2017. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  The registrant's Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant's Form N-CSR for its fiscal year ended March 31, 2008, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn President

Date	May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date	May 16, 2017